Fair Value Measurements - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value	$ 28,375	$ 33,967
Financial assets, fair value	102,562	175,007
Short-term investments	74,187	141,040
Money Market Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value	28,375	33,967
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	3,963	57,138
Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	14,957	19,077
US Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	55,267	64,825
Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value	28,375	33,967
Financial assets, fair value	28,375	33,967
Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1) | Money Market Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value	28,375	33,967
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets, fair value	74,187	141,040
Short-term investments	74,187	141,040
Significant Other Observable Inputs (Level 2) | Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	3,963	57,138
Significant Other Observable Inputs (Level 2) | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	14,957	19,077
Significant Other Observable Inputs (Level 2) | US Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	$ 55,267	64,825
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value		33,967	$ 108,323
Financial assets, fair value		175,007	155,814
Short-term investments		141,040	47,491
Fair Value, Measurements, Recurring | Money Market Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value		33,967	108,323
Fair Value, Measurements, Recurring | Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments		57,138	27,992
Fair Value, Measurements, Recurring | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments		19,077	19,499
Fair Value, Measurements, Recurring | US Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments		64,825
Fair Value, Measurements, Recurring | Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value		33,967	108,323
Financial assets, fair value		33,967	108,323
Fair Value, Measurements, Recurring | Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1) | Money Market Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value		33,967	108,323
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets, fair value		141,040	47,491
Short-term investments		141,040	47,491
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Money Market Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents, fair value			0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments		57,138	27,992
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments		19,077	$ 19,499
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | US Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments		$ 64,825